Annual Total Returns- Undiscovered Managers Behavioral Value Fund (R2 R3 R4 R5 R6 Shares) [BarChart] - R2 R3 R4 R5 R6 Shares - Undiscovered Managers Behavioral Value Fund - Class R2	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.71%)	23.28%	36.91%	5.01%	2.77%	20.05%	12.69%	(15.83%)	22.42%	2.85%